Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)		Preferred Stock	Common Stock		Additional Paid-in Capital		Accumulated Deficit		Accumulated Other Comprehensive Income		Total
Balance at Sep. 30, 2022	[1]		$ 1,007		$ 25,172,170		$ (14,340,816)		$ 58,219		$ 10,890,580
Balance (in Shares) at Sep. 30, 2022	[1]		10,074,657
Retroactive application of reverse stock split	[1]		$ (881)		881
Retroactive application of reverse stock split (in Shares)	[1]		(8,815,324)
Adjusted balance, beginning of period	[1]		$ 126		25,173,051		(14,340,816)		58,219		10,890,580
Adjusted balance, beginning of period (in Shares)	[1]		1,259,333
Stock-based compensation	[1]				370,878						370,878
Issuance of common stock to settle due to affiliates											2,727,061
Net loss	[1]						(17,428,428)				(17,428,428)
Foreign currency translation adjustment	[1]								(26,260)		(26,260)
Balance at Sep. 30, 2023		[1]	$ 126	[1]	25,543,929	[1]	(31,769,244)	[1]	31,959	[1]	(6,193,230)	[2]
Balance (in Shares) at Sep. 30, 2023	[1]		1,259,333
Stock-based compensation	[1]				229,605						229,605
Issuance of Old Nukk common stock in exchange for a receivable from Brilliant	[1]		$ 5		1,802,210						1,802,215
Issuance of Old Nukk common stock in exchange for a receivable from Brilliant (in Shares)	[1]		47,533
Issuance of Old Nukk common stock to settle accrued expenses and other current liabilities	[1]		$ 1		213,385						213,386
Issuance of Old Nukk common stock to settle accrued expenses and other current liabilities (in Shares)	[1]		5,629
Issuance of common stock to settle accrued expenses and other current liabilities	[1]		$ 35		1,880,152						1,880,187
Issuance of common stock to settle accrued expenses and other current liabilities (in Shares)	[1]		361,532
Issuance of stock purchase warrants	[1]				517,702						517,702
Issuance of common stock to settle loans payable – related parties	[1]		$ 1		270,562						270,563
Issuance of common stock to settle loans payable – related parties (in Shares)	[1]		8,767
Issuance of common stock to settle due to affiliates	[1]		$ 9		2,727,051						2,727,060
Issuance of common stock to settle due to affiliates (in Shares)	[1]		94,710
Issuance of common stock in connection with reverse recapitalization	[1]		$ 32		150,129						150,161
Issuance of common stock in connection with reverse recapitalization (in Shares)	[1]		321,495
Net loss	[1]						(8,518,520)				(8,518,520)
Foreign currency translation adjustment	[1]								(176,842)		(176,842)
Balance at Sep. 30, 2024		[1]	$ 209	[1]	$ 33,334,725	[1]	$ (40,287,764)	[1]	$ (144,883)	[1]	$ (7,097,713)	[2]
Balance (in Shares) at Sep. 30, 2024	[1]		2,098,999

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.